UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [ ]  Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings
Institutional Investment Manager Filing this Report:

Name:		Holden, Tolbert, & Company
		120 East Sheridan
		Suite 105
		Oklahoma City, OK  73101

13F File Number:	28-06216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James Holden
Title:	President
Phone:	405-235-3795
Signature, Place, and Date of Signing:

	James Holden   Oklahoma City, OK  June 30, 2002

Report Type (check only one):
[X]13F Holdings Report
[ ]13F Notice
[ ]13F Combination Report

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No.		13F File Number			Name







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FORM 13F

	[SEC USE ONLY]


Item 1	Item 2	Item 3	Item 4	Item 5	Item 6
Item 7	Item 8
					Investment Discretion
			Voting Authority (Shares)
	Title of	CUSIP	Fair Mkt	Shares of
	[b]Shared	[c]	Managers
Name of Issuer	Class	Number	Value	Principal	[a]
As Defined	Shared	See	[a]	[b]	[c]
				Amount	Sole	in Instr. V
Other	Instr V	Sole	Shared	None
American Express	common	025816-10-9	" 61,297 "
" 1,702,700 "	" 1,702,700 "	0	0
0	0	0	"1,702,700"
American International Gr	common	026874-10-7
" 47,930 "	" 704,849 "	" 704,849 "	0
0	0	0	0	"704,849"
Bank One	common	026874-10-7	" 133,030 "
" 3,411,023 "	" 3,411,023 "	0	0	0
0	0	"3,411,023"
B-P Amoco	common	055622-10-4	" 17,170 "
" 340,000 "	" 340,000 "	0	0	0
0	0	"340,000"
Bank of America	common	060505-10-4	" 276 "
" 3,937 "	" 3,937 "	0	0	0
0	0	"3,937"
Berkshire Hathaway A	common	084670-10-8
" 84,502 "	" 1,265 " 	" 1,265 "	0
0	0	0	0	"1,265"
Berkshire Hathaway B	common	084670-20-7
 " 1,944 " 	" 870 "	" 870 "	0	0	0
0	0	"870"
Centerpoint Properties	common	151895-10-9
" 51,730 "	" 891,904 "	" 891,904 "	0
0	0	0	0	"891,904"
Citigroup, Inc	common	172967-10-1	" 54,600 "
" 1,400,000 "	" 1,400,000 "	0	0	0
	0	0	"1,400,000"
Coca Cola	common	191216-10-0	" 29,960 "
" 535,000 "	" 535,000 "	0	0	0
	0	0	"535,000"
Davis Real Estate Fund	common	239103-30-2
" 384 "	" 15,635 "	" 15,635 "	0	0
0	0	0	"15,635"
Golden West Financial	common	381317-10-6
" 32,902 "	" 466,800 "	" 27,074 "	0
0	0	0	0	"27,074"
IBM	common	459200-10-1	" 425 "	" 5,900 "
" 5,900 "	0	0	0	0	0
"5,900"
Martin Marietta Materials	common	573284-10-6
" 35,457 "	" 909,150 "	" 909,150 "	0
0	0	0	0	"909,150"
Mass Mutual Corp Investor	common	576292-10-6
" 499 "	" 22,690 "	" 22,690 "	0	0
0	0	0	"22,690"
Merck	common	589331-10-7	" 766 "
" 15,020 "	" 15,020 "	0	0	0
0	0	"15020"
Morgan Stanley Dean Witte	common	617446-10-9
" 34,576 "	" 804,100 "	" 804,100 "	0
0	0	0	0	"804,100"
Occidental Petroleum	common	674599-10-5
" 8,400 "	" 280,000 "	" 280,000 "	0
0	0	0	0	"280,000"
Pall Corp	common	696429-30-7	 " 581 "
" 27,678 "	" 27,678 "	0	0	0
0	0	"27,678"
Progressive Corp Ohio	common	743315-10-3
" 20,480 "	" 3,527 "	" 3,527 "	0
0	0	0	0	"3,527"
Transatlantic Holdings	common	893521-10-4
" 282 "	" 3,527 "	" 3,527 "	0	0
0	0	0	"3,527"
Wells Fargo & Co	common	949740-10-4
" 89,902 "	" 1,798,037 "	" 1,798,037 "	0
0	0	0	0	"1,798,037"
Williams Companies	common	969457-10-4
" 8,922 "	" 1,487,000 "	" 1,487,000 "	0
0	0	0	0	"1,487,000"
COLUMN TOTALS			"$716,015"
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